COLLABORATION AGREEMENTS:	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
COLLABORATION AGREEMENTS:

NOTE 4 – COLLABORATION AGREEMENTS:

a.
In 2007, the Company granted rights to a third party for use and commercialization of a product for skin protection. Under this agreement, the Company is entitled to royalties during the years 2016 to 2024. Based on current sales, royalties are not material.

b.
In 2016 through 2020, the Company entered into several collaboration agreements mainly with one Partner for the development, manufacturing and commercialization of several generic product candidates. Under the agreements, the Partner is obligated to conduct regulatory, scientific, clinical and technical activities necessary to develop the product and prepare and file ANDA, with the FDA and gain regulatory approval. The Company participates in the development of the product candidates, including participation in joint steering committees and is obligated for sourcing the active pharmaceutical ingredient (API) during the development phase.

Upon FDA approval, the Partner has exclusive rights and is required to use diligent efforts to commercialize these products in territories defined under the agreements, including all required sales, marketing and distributing activities associated with the agreements. The Company is entitled to a share of the Partner's gross profits related to the sale of the products, as such term is defined in each of the agreements.

These Agreement are considered to be within the scope of ASC 808, as the parties are active participants and exposed to the risks and rewards of the collaborative activity.

The Company recognizes collaboration revenue when the related sales occur.

In November 2021, the Company entered into a new agreement (the "New Agreement") with the Partner, to sell its rights in relation to ten generic collaborative agreements between the parties, including the agreements for two approved generic drug products. Under the New Agreement, the Company has retained collaboration rights to two generic programs related to four generic drug candidates. Following the signing of the New Agreement, the Company is no longer entitled to receive its share in profit as detailed above.

Under the terms of the New Agreement, effective as of November 1, 2021, the Company will unconditionally receive $21,500 over 24 months, in lieu of its share in future gross profits for the two approved generic drug products and its potential gross profits for eight unapproved generic programs. The Company received $1,250 as an upfront payment and $20,250 in eight equal quarterly instalments. The New Agreement also provides that effective as of November 1, 2021, the Company will cease paying any outstanding and future operational costs related to these collaborative agreements.